Supplement dated November 1, 2001 to
the Prospectus for the Variable Annuity
Account dated May 1, 2001:
MultiOption? Annuities
MultiOption? Select Annuity
MultiOption? Classic Annuity
MultiOption? Achiever Annuity
Effective October 1, 2001, any contingent deferred sales charge on the above annuity contracts shall also be waived for amounts withdrawn and applied to the purchase payment of our SecureOption
Acclaim Annuity contract, a single
payment, deferred fixed annuity contract, with a market value adjustment.
Investors should retain this supplement
for future reference.
F. 56658 11-2001